Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,812,500
Previously Paid Amount	0
Total Fee Amount	5,360.01
Total Offset Amount	0
Net Fee	$ 5,360.01